Interest in joint operations	12 Months Ended
Jun. 30, 2019
Interest in joint operations
Interest in joint operations

21Interest in joint operations

At 30 June, the group’s interest in material joint operations were:

			% of equity owned

			2019	2018
Name	Country of incorporation	Nature of activities	Rm	Rm

Gemini HDPE LLC	United States of America	Manufactures high density polyethylene chemicals	50	50
Sasol Canada	Canada	Development of shale gas reserves and production and marketing of shale gas	50	50
Natref	South Africa	Refining of crude oil	64	64

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Gemini	Sasol			Total	Total
	HDPE LLC	Canada	Natref	Other*	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Statement of financial position
External non-current assets	4 462	1 180	3 531	1 685	10 858	13 055
External current assets	73	288	292	998	1 651	1 503
Intercompany current assets	18	1	18	72	109	1 146

Total assets	4 553	1 469	3 841	2 755	12 618	15 704

Shareholders’ equity	1 869	209	240	570	2 888	5 389
Long-term liabilities	2 480	1 155	2 887	1 479	8 001	7 710
Interest-bearing current liabilities	120	—	167	302	589	1 408
Non-interest-bearing current liabilities	84	104	381	168	737	771
Intercompany current liabilities	—	1	166	236	403	426

Total equity and liabilities	4 553	1 469	3 841	2 755	12 618	15 704

Income statement
Turnover	441	239	2 061	1 394	4 135	3 660
Operating (loss)/profit	(117)	(2 747)	457	84	(2 323)	(3 089)
Other expenses	(58)	(13)	(213)	(160)	(444)	(438)

Net (loss)/profit before tax	(175)	(2 760)	244	(76)	(2 767)	(3 527)
Taxation	—	—	(79)	17	(62)	(49)

Attributable (loss)/profit	(175)	(2 760)	165	(59)	(2 829)	(3 576)

Statement of cash flows
Cash flow from operations	—	31	887	419	1 337	1 189
Movement in working capital	(25)	39	55	(180)	(111)	397
Tax paid	—	—	2	(26)	(24)	(5)
Other expenses	(143)	—	(209)	(209)	(561)	(485)

Cash available from operations	(168)	70	735	4	641	1 096
Dividends paid	—	—	(230)	—	(230)	(111)

Cash retained from operations	(168)	70	505	4	411	985
Cash flow from investing activities	(80)	(124)	(609)	(30)	(843)	(712)
Cash flow from financing activities	244	(804)	142	(194)	(612)	1 575

(Increase)/decrease in cash requirements	(4)	(858)	38	(220)	(1 044)	1 848

*Includes Central Térmica de Ressano Garcia (CTRG) and Sasol Wilmar Alcohol Industries (Lianyungang) Co Ltd. The group has classified its investment in Sasol Wilmar Alcohol Industries (Lianyungang) Co Ltd as held for sale at 30 June 2019. Refer to note 11.

At 30 June 2019, the group’s share of the total capital commitments of joint operations amounted to R1 080 million (2018 — R427 million).